FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Credit Risk Exposures (Details) - Credit risk - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Derivatives
Credit risk
Maximum exposure	$ 47	$ 39
Cash at bank
Credit risk
Maximum exposure	$ 350	$ 1,290